                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment: [  ]; Amendment Number: ------------------

     This Amendment (Check only one): [ ]  is a restatement.
                                      [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Forstmann-Leff International, LLC
Address: One World Financial Center, Tower A
         New York, New York 10281

Form 13F File Number: 28-6824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip Silverman
Title:   Secretary
         Phone: (212) 693-7000

Signature, Place, and Date of Signing:

/s/ Philip Silverman               New York, NY          ----------------

[Signature]                        [City, State]         [Date]

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Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                         ----------

Form 13F Information Table Entry Total:
                                         ----------

Form 13F Information Table Value Total:  $
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the one filing this report.

None



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                           FORM 13F INFORMATION TABLE

                                                                          Page 1

                                    Form 13F

              Reporting Manager: Forstmann-Leff International, LLC
                        Quarter Ending December 31, 1999


            Item 1           Item 2     Item 3     Item 4               Item 5                             Item 7       Item 8
            ------           ------     ------     ------               ------                             ------       ------
                              Title                 Fair       Shares or
            Name of            of                  Market      Principal  Sh/ Put/ Investment Discretion   Other    Voting Authority
            Issuer            Class     CUSIP      Value        Amount    Prn Call ------------------------------------------------
                                                  (x 1000)                          Sole   Shared  Other           Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                     COMMON   G0070K103   30744382.5     1842360  SH       1842360                       1842360
Actel Corp.                  COMMON   004934105      1388568       57857  SH         57857                         57857
Advo Inc.                    COMMON   007585102   1498838.75       63109  SH         63109                         63109
Axys Pharmaceuticals Inc.    COMMON   054635107     44354.37       10918  SH         10918                         10918
Cabletron Systems, Inc.      COMMON   126920107       347880       13380  SH         13380                         13380
Caribiner International Inc. COMMON   141888107        42079       11608  SH         11608                         11608
Chelsea GCA Realty Inc.      COMMON   163262108       239071        8036  SH          8036                          8036
Creative Biomolecules Inc.   COMMON   225270107    130804.25       26492  SH         26492                         26492
Critical Path, Inc.          COMMON   22674V100    221686.87        2349  SH          2349                          2349
Cubist Pharmaceuticals Inc.  COMMON   229678107     649918.5       33762  SH         33762                         33762
Encad Inc.                   COMMON   292503109    129151.12       27012  SH         27012                         27012
Equity Office Properties
  Trust                      COMMON   294741103   12696748.5      515604  SH        515604                        515604
First Data Corp.             COMMON   319963104      1718442       34848  SH         34848                         34848
Gilead Sciences Inc.         COMMON   375558103     510290.5        9428  SH          9428                          9428
Health Management Assoc.
  Inc. (Class A)             COMMON   421933102   1296920.25       96966  SH         96966                         96966
HealthPlan Services Corp.    COMMON   421959107        51933       14838  SH         14838                         14838
Industrie-Matematik
  International Corp.        COMMON   455792101        71099       11608  SH         11608                         11608
Intermedia Communications
  Inc.                       COMMON   458801107   1611417.37       41518  SH         41518                         41518
Lennar Corp.                 COMMON   526057104     235787.5       14510  SH         14510                         14510
MBIA, Inc.                   COMMON   55262C100    941910.94       17835  SH         17835                         17835
Mattel, Inc.                 COMMON   577081102     430657.5       32812  SH         32812                         32812
Mellon Financial Corp.       COMMON   58551A108   9427273.75      276764  SH        276764                        276764
Newfield Exploration Co.     COMMON   651290108     978140.5       36566  SH         36566                         36566
Nova Corp. GA                COMMON   669784100   1624269.37       51462  SH         51462                         51462
Quest Education Corp.        COMMON   74835F102     223912.5       25590  SH         25590                         25590
Qwest Communications Intl
  Inc.                       COMMON   749121109      9858438      229266  SH        229266                        229266
Renaissancere Holdings Ltd.  COMMON   G7496G103    553570.12       13543  SH         13543                         13543
Strategic Diagnostics Inc.   COMMON   862700101    106962.19       16299  SH         16299                         16299
Transkaryotic Therapies Inc. COMMON   893735100     640062.5       16625  SH         16625                         16625
Veritas Software Corp.       COMMON   923436109     10734375       75000  SH         75000                         75000
Viasoft. Inc.                COMMON   92552U102    271782.87       47786  SH         47786                         47786


                                                  ------------------------------------------------------------------------
GRAND TOTAL                                         89420728     3675751           3675751                        3675751
                                                  ========================================================================